Other Payables - Schedule of Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other payables [abstract]
Provisions related to payroll	$ 105.0	$ 96.8
Other accounts payable	41.2	55.9
Provision for employee profit sharing	26.0	15.7
Mutual with jointly controlled operation	25.7	25.2
Long-term incentive	24.9	7.9
Commission payable	21.9	18.8
Non-controlling purchase options	17.1	22.2
Contractual obligations	14.8	16.2
Recourse and non recourse debt	9.9	13.9
Insurance	7.2	13.3
Brazilian air force	4.8	3.3
Accounts payable of acquisitions (deferred consideration)	0.4	3.0
Other payables	298.9	292.2
Current portion	241.3	249.9
Non-current portion	$ 57.6	$ 42.3